Net Income/(Loss) per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	$ (9,195)	¥ (63,222)	¥ 37,472	¥ 80,611
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	(9,195)	(63,222)	37,472	80,611
Ordinary Shares
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	$ (9,195)	¥ (63,222)	¥ 37,472	¥ 80,611
Denominator:
Weighted average number of shares outstanding	580,516,101	580,516,101	573,096,266	571,298,943
Weighted average number of contingently issuable shares	568,352	568,352	1,690,621	2,222,593
Denominator used in computing net income/(loss) per share - basic	581,084,453	581,084,453	574,786,887	573,521,536
Net income/(loss) per share - basic | (per share)	$ (0.02)	¥ (0.11)	¥ 0.07	¥ 0.14
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	$ (9,195)	¥ (63,222)	¥ 37,472	¥ 80,611
Denominator:
Denominator used in computing net income/(loss) per share - basic	581,084,453	581,084,453	574,786,887	573,521,536
Share-based awards			15,647,020	3,516,370
Denominator used in computing net income/(loss) per share - diluted	581,084,453	581,084,453	590,433,907	577,037,906
Net income/(loss) per share - diluted | (per share)	$ (0.02)	¥ (0.11)	¥ 0.06	¥ 0.14
ADS
Denominator:
Denominator used in computing net income/(loss) per share - basic	72,635,557	72,635,557	71,848,361	71,690,192
Net income/(loss) per share - basic | (per share)	$ (0.13)	¥ (0.87)	¥ 0.52	¥ 1.12
Denominator:
Denominator used in computing net income/(loss) per share - basic	72,635,557	72,635,557	71,848,361	71,690,192
Denominator used in computing net income/(loss) per share - diluted	72,635,557	72,635,557	73,804,238	72,129,738
Net income/(loss) per share - diluted | (per share)	$ (0.13)	¥ (0.87)	¥ 0.51	¥ 1.12